Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Ordinary shares CNY	Additional paid-in capital CNY	Treasury stock CNY	Statutory reserves CNY	Retained earnings CNY	Noncontrolling interests CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011	2,687	1,002,336		472,586	11,649,092	(28,237)		13,098,464
Balance (in shares) at Dec. 31, 2011	3,273,937,000
Ordinary shares issued upon exercise of employee stock options	3	24,709						24,712
Ordinary shares issued upon exercise of employee stock options (in shares)	4,929,000
Ordinary shares issued upon settlement of restricted share units	6	(6)
Ordinary shares issued upon settlement of restricted share units (in shares)	8,680,000
Share-based compensation		129,642						129,642
Appropriation to statutory reserves				161,522	(161,522)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders					3,637,452	(50,882)		3,586,570
Repurchase of shares			(422,489)					(422,489)
Repurchase of shares (in shares)			(41,504,000)
Dividend to shareholders					(815,413)			(815,413)
Balance at Dec. 31, 2012	2,696	1,156,681	(422,489)	634,108	14,309,609	(79,119)		15,601,486
Balance (in shares) at Dec. 31, 2012	3,287,546,000		(41,504,000)
Ordinary shares issued upon exercise of employee stock options		2,474						2,474
Ordinary shares issued upon exercise of employee stock options (in shares)	240,000
Ordinary shares issued upon settlement of restricted share units	8	(8)
Ordinary shares issued upon settlement of restricted share units (in shares)	13,083,000
Share-based compensation		217,431						217,431
Appropriation to statutory reserves				244,358	(244,358)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders					4,443,910	1,308		4,445,218
Repurchase of shares			(99,262)					(99,262)
Repurchase of shares (in shares)			(9,081,000)
Cancellation of treasury stock	(41)	(521,710)	521,751
Cancellation of treasury stock (in shares)	(50,585,000)		50,585,000
Capital injection in a subsidiary by noncontrolling interests shareholders		10				906		916
Balance at Dec. 31, 2013	2,663	854,878		878,466	18,509,161	(76,905)		20,168,263
Balance (in shares) at Dec. 31, 2013	3,250,284,000							3,250,284,000
Ordinary shares issued upon exercise of employee stock options		2,917						2,917
Ordinary shares issued upon exercise of employee stock options (in shares)	285,000
Ordinary shares issued upon settlement of restricted share units	11	(11)
Ordinary shares issued upon settlement of restricted share units (in shares)	17,450,000
Share-based compensation		368,632						368,632
Appropriation to statutory reserves				58,816	(58,816)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders					4,756,623	35,813		4,792,436
Capital injection in a subsidiary by noncontrolling interests shareholders					15	8,907		8,922
Dividend to shareholders					(1,983,010)			(1,983,010)
Balance at Dec. 31, 2014	2,674	1,226,416		937,282	21,223,973	(32,185)	$ 3,764,652	23,358,160
Balance (in shares) at Dec. 31, 2014	3,268,019,000						3,268,019,000